Debt - Additional Information (Details) - USD ($)		1 Months Ended			6 Months Ended		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2020	Aug. 31, 2019	May 31, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Sep. 18, 2020	Aug. 31, 2020	Apr. 30, 2020
Debt Instrument [Line Items]
Debt instrument, principal								$ 350,000
A Place For Rover INC
Debt Instrument [Line Items]
Debt instrument, principal	$ 8,100,000	$ 15,000.0
Debt Instrument, Maturity Date	Apr. 30, 2022			May 31, 2022
Loan amount					$ 38,124,000		$ 38,124,000
Line of credit facility, Interest rate accrued	1.00%
Revenue, net							75,000,000.0
Loan amount										$ 8,100
Proceeds from borrowing on credit facilities						$ 64,401,000	64,563,000
A Place For Rover INC | Small Business Administration’s Paycheck Protection Program
Debt Instrument [Line Items]
Debt instrument, principal	$ 8,100,000
Debt Instrument, Maturity Date	Apr. 30, 2022
Loan amount					8,100,000
Line of credit facility, Interest rate accrued	1.00%
A Place For Rover INC | Loan
Debt Instrument [Line Items]
Loan amount							8,100,000			$ 8,100,000
A Place For Rover INC | Credit Facility Agreement
Debt Instrument [Line Items]
Debt instrument, principal				$ 30,000,000.0
Long-term line of credit				15,000,000.0
Growth capital advance				$ 15,000,000.0
Debt Instrument, Maturity Date				May 31, 2020
A Place For Rover INC | Subordinated Credit Facility Agreement
Debt Instrument [Line Items]
Debt instrument, principal			$ 30,000,000.0
Debt Instrument, Maturity Date			Aug. 31, 2022
Debt borrowed, Amount		30,000,000.0
A Place For Rover INC | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, principal		11,400					$ 3,500,000
Long-term line of credit		11,400,000			3,500,000
Debt Instrument, Maturity Date							May 31, 2022
Debt borrowed, Amount		11,400,000
Line of credit facility, maximum borrowing amount							$ 15,000,000.0		$ 15,000,000.0
Line of credit facility, Interest rate accrued							4.50%
Percentage of pay unused credit facility fee to lender							0.30%
Borrowed and repaid amount							$ 11,400,000
Amount available to borrow under revolving line of credit					$ 11,400,000
Line of credit facility, description					Interest accrues at the greater of (1) 4.50% and (2) the Prime Rate plus a margin of 0.50% per year (4.50% at June 30, 2021), unless certain milestones are achieved then interest accrues at the greater of (1) 4.00% and (2) the Prime Rate.		Interest accrues at the greater of (1) 4.50% and (2) the Prime Rate plus a margin of 0.50% per year (4.50% at December 31, 2020), unless certain milestones are achieved then interest accrues at the greater of (1) 4.00% and (2) the Prime Rate. Interest is payable monthly.
Line of credit facility, Debt Issuance Costs							$ 22,500
Line of credit facility, expiration date					May 31, 2022
Line of credit borrowed and repaid							$ 11,400,000
A Place For Rover INC | Revolving Credit Facility | Debt Instrument Milestone Achieved
Debt Instrument [Line Items]
Line of credit facility, Interest rate accrued							4.00%
A Place For Rover INC | Revolving Credit Facility | Prime Rate
Debt Instrument [Line Items]
Line of credit facility, Interest rate per year							0.50%
Line of credit facility, Interest rate							4.50%
A Place For Rover INC | Growth Capital Advance Component
Debt Instrument [Line Items]
Debt instrument, principal							$ 1,000,000.0
Long-term line of credit		15,000,000.0
Debt Instrument, Maturity Date					Jun. 30, 2024
Debt borrowed, Amount		15,000,000.0
Line of credit facility, maximum borrowing amount					$ 15,000,000.0
Line of credit facility, Interest rate accrued					5.00%
Percentage of pay unused credit facility fee to lender					0.50%
Borrowed and repaid amount							$ 15,000,000.0
Amount available to borrow under revolving line of credit					$ 15,000,000.0
Line of credit facility, description					the lender agreed to make advances to the Company in three tranches not to exceed $5.0 million under each tranche, up to the total amount of $15.0 million during the draw period, which is available until June 30, 2021.
Line of credit facility, Debt Issuance Costs					$ 25,000
Loss recognized							353,000
A Place For Rover INC | Growth Capital Advance Component | Debt Instrument Milestone Achieved
Debt Instrument [Line Items]
Line of credit facility, Interest rate accrued					4.50%
A Place For Rover INC | Growth Capital Advance Component | Prime Rate
Debt Instrument [Line Items]
Line of credit facility, Interest rate per year					1.00%
Line of credit facility, Interest rate					5.00%
A Place For Rover INC | Subordinate Credit Facility
Debt Instrument [Line Items]
Debt instrument, principal							$ 269,000,000,000
Long-term line of credit		30,000,000.0
Line of credit facility, maximum borrowing amount						$ 30,000,000.0
Line of credit facility, Interest rate accrued						4.25%
Line of credit facility, Interest rate per year							7.50%
Borrowed and repaid amount							$ 5,000,000.0
Amount available to borrow under revolving line of credit						$ 30,000,000.0
A Place For Rover INC | Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, principal		30,000.0
Long-term line of credit					$ 30,000,000.0
Line of credit facility, maximum borrowing amount					$ 30,000,000.0
Line of credit facility, description					The term loan advance is interest only on a monthly basis. Outstanding principal and accrued interest are due at the maturity date. Interest accrues at the Prime Rate plus a margin of 4.25% per year (7.50% at June 30, 2021).
Line of credit facility, expiration date					Aug. 31, 2022
Debt issuance costs, net		269,000
Proceeds from borrowing on credit facilities		$ 30,000,000.0
A Place For Rover INC | Subordinated Debt | Minimum
Debt Instrument [Line Items]
Debt instrument financial covenants, including minimum liquidity and net revenue					$ 65,000,000.0
A Place For Rover INC | Growth Capital Advance
Debt Instrument [Line Items]
Long-term line of credit					$ 0
Line of credit facility, maximum borrowing amount									$ 15,000,000.0
Line of credit facility, expiration date					Jun. 30, 2024
Line of credit borrowed and repaid							$ 15,000,000.0